Contingent Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contingent Liabilities [Abstract]
Contingent liabilities	22. Contingent liabilities As of December 31, 2024 and June 30, 2025, the Group did not have any significant contingent liabilities.	24. Contingent liabilities As of December 31, 2023 and 2024, the Group did not have any significant contingent liabilities.